Taxation (Deferred Tax, Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry forwards	$ 10,392	$ 9,540
Temporary non-deductible advertising cost carried forward	1,336	821
Accrued expenses	21,934	22,320
Accrued payroll expense	2,178	2,139
Provision for inventory and doubtful receivables	4,298	118
Total deferred tax assets	40,138	34,938
Deferred tax liabilities:
Depreciation of fixed assets	(4,868)	(3,780)
Others	(27)	0
Total deferred tax liabilities	(4,895)	(3,780)
Less: Valuation allowance	(21,450)	(16,152)	$ (11,317)	$ (13,387)
Deferred tax assets, net	$ 13,793	$ 15,006